Schedule of investment activity (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Balance at the beginning of year	$ 26,470,719	$ 26,171,064
Allocated loss	(5,787,749)	(7,081,757)
Balance at the end of year	$ 20,682,970	$ 19,089,307